Amount of Prior Service Cost and Actuarial Loss Included in Accumulated Other Comprehensive Loss that is Expected to Be Recognized in Net Periodic Benefit Cost (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss, net of taxes of $6.3 for pension benefits and and $0.4 for other benefitsbenefits	$ 10.8
Prior service cost, net of taxes of $0.5 for pension benefits and and $(0.1) for other benefits	0.8
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss, net of taxes of $6.3 for pension benefits and and $0.4 for other benefitsbenefits	0.6
Prior service cost, net of taxes of $0.5 for pension benefits and and $(0.1) for other benefits	$ (0.1)